Long-term debt	12 Months Ended
Dec. 31, 2024
Long-term Debt1 [Abstract]
Long-term debt	Long-term debt

	2024	2023
	$	$
New revolving credit facility:
Principal amount	400,000	—
Unamortized financing costs	(8,310)	—
	391,690	—
Old revolving credit facility:
Principal amount	—	150,000
Unamortized financing costs	—	(7,365)
	—	142,635
Equipment loans:
Fekola equipment loan facilities (net of unamortized transaction costs)	13,319	13,875
Goose equipment loan facility (net of unamortized transaction costs)	3,588	6,776
	16,907	20,651

Lease liabilities	29,286	28,839

Total debt	437,883	192,125
Current portion	(16,419)	(16,256)
Long-term debt	421,464	175,869
The following is a continuity schedule of the Company's debt balances:

	New revolving credit facility	Old revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$	$

Balance at December 31, 2022	—	—	23,974	33,254	57,228
Revolving credit facility draw downs	—	150,000	—	—	150,000
Lease liabilities incurred	—	—	—	5,457	5,457
Lease liabilities terminated	—	—	—	(6,341)	(6,341)
Debt acquired as part of Sabina acquisition (Note 9)	—	—	9,431	1,055	10,486
Debt repayments	—	—	(13,301)	(6,224)	(19,525)
Foreign exchange losses	—	—	410	330	740
Reclass deferred financing costs from other assets	—	(8,311)	—	—	(8,311)
Non-cash interest and financing expense	—	946	137	1,308	2,391
Balance at December 31, 2023	—	142,635	20,651	28,839	192,125
Draw downs	—	450,000	7,779	—	457,779
Debt repayments	—	(200,000)	(11,042)	(6,531)	(217,573)
Transfer outstanding balance to new revolving credit facility	400,000	(400,000)	—	—	—
Lease liabilities incurred	—	—	—	8,343	8,343
Lease liabilities terminated	—	—	—	(461)	(461)
Foreign exchange gains	—	—	(618)	(2,291)	(2,909)
Deferred financing costs incurred	(8,310)	—	—	—	(8,310)
Deferred financing costs written off	—	3,766	—	—	3,766
Non-cash interest and financing expense	—	3,599	137	1,387	5,123
Balance at December 31, 2024	391,690	—	16,907	29,286	437,883

Current portion	—	—	(10,023)	(6,396)	(16,419)
	391,690	—	6,884	22,890	421,464

Revolving credit facilities

On December 17, 2024, the Company entered into a new revised revolving credit facility ("new RCF") agreement with a syndicate of banks. The maximum available for drawdown under the facility is $800 million with an accordion feature, available on the receipt of additional binding commitments, for a further $200 million.

Drawdowns on the new RCF can be in either United States or Canadian dollars. The new RCF bears interest on a sliding scale based on the Secured Overnight Financing Rate (“SOFR”) or the Canadian Overnight Repo Rate Average ("CORRA") plus term credit spread adjustment in addition to a sliding scale premium between 1.88% to 2.50% based on the Company's net leverage ratio. Commitment fees for the undrawn portion of the facility are also on a sliding scale basis between 0.42% and 0.563% based on the Company's net leverage ratio. The term of the new RCF is four years, maturing on December 17, 2028. Transaction costs on the new RCF of $8 million are amortized over the facility term.

The Company has provided security on the new RCF in the form of a general security interest over the Company’s assets and pledges creating a charge over the shares of certain of the Company’s direct and indirect subsidiaries. In connection with the new RCF, the Company must also maintain an interest coverage ratio greater than or equal to 3:1 for any fiscal quarter and a leverage ratio of less than 3.5:1 for any fiscal quarter. As at December 31, 2024, the Company was in compliance with these debt covenants.

Pursuant to the terms of the new RCF, the Company implemented a gold collar hedging program structured to achieve a minimum cumulative financial settlement of $220 million relative to an assumed refined gold market price of $1,750 per ounce and 20% of the Company's forecasted production volumes for fiscal years 2025 and 2026 per the most recent life-of-mine plan consolidated projected gold production and shall maintain such gold hedging program (allowing, however, for the wind down of the program in the ordinary course) until the earlier of (i) the date such hedging program has achieved a minimum cumulative financial settlement of $220 million and December 31, 2026 (Note 17).
There were no drawdowns on the new RCF during the year end December 31, 2024 after transferring the $400 million outstanding balance on the old revolving credit facility ("old RCF"). As at December 31, 2024, the Company had $400 million available for future draw downs.

Upon entering into the new RCF, the Company transferred the $400 million outstanding balance from its old RCF. The old RCF bore interest on a sliding scale based on SOFR plus term credit spread adjustment in addition to a sliding scale premium between 2.00% to 2.50%. Commitment fees for the undrawn portion of the old RCF were between 0.450% and 0.563%. Unamortized transaction costs on the old RCF of $4 million were written off as financing expense in the Consolidated Statement of Operations for the year ended December 31, 2024.

Prior to transferring the outstanding balance to the new RCF, during the year ended December 31, 2024, the Company drew down $450 million and repaid $200 million on the old RCF.

Subsequent to December 31, 2024, the Company repaid the outstanding balance of $400 million on the new RCF.

Fekola equipment loan facilities

During 2016, the Company entered into a Euro 71 million term equipment facility (the "first equipment facility") with Caterpillar Financial SARL, as Mandated Lead Arranger, and Caterpillar Financial Services Corporation, as original lender. The aggregate principal amount of up to Euro 71 million was available to the Company’s subsidiary, Fekola SA (the “Borrower”) to finance or refinance the mining fleet and other mining equipment at the Company's Fekola Mine in Mali and was fully utilized. During the year ended December 31, 2024, the Borrower fully repaid the first equipment facility.

On September 29, 2020, the Company entered into a second term equipment facility (the "second equipment facility") with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $40 million. The second equipment facility was available to the the Borrower to finance or refinance up to 75% of the cost of the mining fleet and other mining equipment at the Company's Fekola Mine in Mali. On October 26, 2020, the Borrower drew down the entire amount under the new equipment facility for proceeds of Euro 36 million.

On December 9, 2024, the Company entered into a third term equipment facility with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $35 million. The third equipment facility is available to the the Borrower to finance or refinance a specified percentage of the cost of spare parts, mining fleet and other mining equipment at the Company's Fekola Mine in Mali. As at December 31, 2024, the Borrower has drawn down the $8 million under the third equipment facility. The Company has until December 31, 2025 to draw under this facility.

Each equipment loan under both facilities is repayable in 20 equal quarterly installments except for loans financing the cost of spare parts which are repayable in 16 equal installments. The final repayment date shall be five years or four years, respectively, from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to the Euro Interbank Offer Rate ("EURIBOR") plus a margin of 4.25% for existing equipment and EURIBOR plus a margin of 3.25% for other loans. The Company and its wholly-owned subsidiary, Mali Mining Investments Limited, have guaranteed the second equipment facility and security is given over the equipment of the Borrower which has been financed by the second equipment facility, related warranty and insurance.

In connection with the Fekola equipment loan facilities, the Company must also maintain an interest coverage ratio greater than or equal to 3:1 for any fiscal quarter and a leverage ratio of less than 3.5:1 for any fiscal quarter. As at December 31, 2024, the Company was in compliance with these debt covenants.

Subsequent to December 31, 2024, on January 24, 2025, the Company drew down a further $3 million under the third Fekola term equipment facility.

Goose Project equipment loan facilities

As part of the acquisition of Sabina (Note 9), the Company acquired a series of equipment loans with two suppliers for open pit and underground mining equipment. The loans for the open pit mining equipment are denominated in US dollars, bear interest at a floating rate of 3-month SOFR plus 4.25% and have four year terms. The loans for the underground mining equipment are denominated in Canadian dollars, bear interest at fixed rates between 3.0% and 5.7% and have four year terms.
Lease liabilities

For the year ended December 31, 2024, payments totalling $9 million (2023 - $3 million) relating to short-term leases (those with a term of 12 months or less) and $55 million (2023 - $58 million) relating to variable lease payments (including both lease and non-lease components) have been expensed in the Consolidated Statement of Operations.

The expected timing of undiscounted lease payments at December 31, 2024 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	6,548
One to five years	16,257
More than five years	11,816
34,621

For the year ended December 31, 2024, the Company recognized depreciation expense of $7 million (2023 - $6 million) on right-of-use assets recognized under IFRS 16, Leases in the Consolidated Statement of Operations and made payments on these leases of $7 million (2023 - $6 million).

Debt repayment schedule

The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2024:

	2025	2026	2027	2028	2029	Total
	$	$	$	$	$	$

New revolving credit facility
Principal	—	—	—	400,000	—	400,000
Interest & commitment fees (estimated)	27,959	27,053	27,053	25,997	—	108,062

Fekola equipment loan facilities:
Principal	7,162	1,554	1,554	1,554	1,549	13,373
Interest (estimated)	608	373	277	181	84	1,523

Goose equipment loan facility:
Principal	2,917	672	—	—	—	3,589
Interest (estimated)	95	35	—	—	—	130

Lease liabilities
Principal	6,548	5,453	3,771	2,388	2,378	20,538
	45,289	35,140	32,655	430,120	4,011	547,215
Convertible senior unsecured notes

Subsequent to December 31, 2024, on January 28, 2025, the Company issued convertible senior unsecured notes (“the Notes”) with an aggregate principal amount of $460 million for cash proceeds of $447 million net of financing costs of $13 million. The notes bear interest at a rate of 2.75% per annum, payable semi-annually on February 1st and August 1st of each year commencing from August 1, 2025. The Notes mature on February 1, 2030. The initial conversion rate for the Notes is 315.2088 common shares of the Company per $1,000 principal amount of Notes, equivalent to an initial conversion price of approximately $3.17 per share. The initial conversion rate is subject to adjustment in certain events. The Company has the right to redeem the Notes in certain circumstances and holders have the right to require the Company to repurchase their Notes upon the occurrence of certain events. The Notes are the Company's senior unsecured obligations and rank equally with all existing and future senior unsecured indebtedness. The Notes are effectively unsecured to all of the Company's existing and future secured indebtedness to the extent of the value of the collateral securing such indebtedness. The Notes are structurally unsecured to all existing and future liabilities, including trade payables, of the Company's subsidiaries.

In connection with the notes, the Company entered into a cash settled total return swap with respect to approximately $50 million common shares of the Company with one of the initial purchasers of the Notes.